Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	204,140,172.40	18,927
Yield Supplement Overcollateralization Amount 08/31/24	2,810,375.60	0
Receivables Balance 08/31/24	206,950,548.00	18,927
Principal Payments	11,607,821.05	542
Defaulted Receivables	286,108.59	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	2,540,454.96	0
Pool Balance at 09/30/24	192,516,163.40	18,366

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.69%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	4,286,150.97	278
Past Due 61-90 days	1,493,202.76	91
Past Due 91-120 days	181,142.66	11
Past Due 121+ days	0.00	0
Total	5,960,496.39	380

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.06%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Delinquency Trigger Occurred	NO

Recoveries	236,713.76
Aggregate Net Losses/(Gains) - September 2024	49,394.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.29%
Prior Net Losses/(Gains) Ratio	0.20%
Second Prior Net Losses/(Gains) Ratio	0.14%
Third Prior Net Losses/(Gains) Ratio	-0.27%
Four Month Average	0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	4.10%
Weighted Average Contract Rate, Yield Adjusted	5.51%
Weighted Average Remaining Term	25.21

Flow of Funds	$ Amount
Collections	12,547,687.06
Investment Earnings on Cash Accounts	18,646.42
Servicing Fee	(172,458.79)
Transfer to Collection Account	-
Available Funds	12,393,874.69

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	74,575.55
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	6,304,703.79
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	650,469.14

Total Distributions of Available Funds	12,393,874.69

Servicing Fee	172,458.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	198,820,867.19
Principal Paid	11,624,009.00
Note Balance @ 10/15/24	187,196,858.19

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-3
Note Balance @ 09/16/24	54,290,867.19
Principal Paid	11,624,009.00
Note Balance @ 10/15/24	42,666,858.19
Note Factor @ 10/15/24	11.5917350%

Class A-4
Note Balance @ 09/16/24	96,650,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	96,650,000.00
Note Factor @ 10/15/24	100.0000000%

Class B
Note Balance @ 09/16/24	31,920,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	31,920,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	15,960,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	15,960,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	119,396.55
Total Principal Paid	11,624,009.00
Total Paid	11,743,405.55

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	19,001.80
Principal Paid	11,624,009.00
Total Paid to A-3 Holders	11,643,010.80

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1125109
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.9536459
Total Distribution Amount	11.0661568

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0516241
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.5801157
Total A-3 Distribution Amount	31.6317398

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	542.39
Noteholders' Principal Distributable Amount	457.61

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	2,659,652.60
Investment Earnings	11,080.30
Investment Earnings Paid	(11,080.30)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,054,326.05	$1,699,030.24	$1,775,751.45
Number of Extensions	71	110	109
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.77%	0.76%